Acquisition of Ship-to-Ship Transfer Business	6 Months Ended
Jun. 30, 2016
Business Combinations [Abstract]
Acquisition of Ship-to-Ship Transfer Business
Acquisition of Ship-to-Ship Transfer Business
On July 31, 2015, the Company acquired SPT from a company jointly-owned by Teekay and a Norway-based marine transportation company, I.M. Skaugen SE, for a cash purchase price of $47.3 million (including $1.8 million for working capital). To finance this acquisition, Teekay subscribed for approximately 6.5 million shares of the Company’s Class B common stock at a subscription price of approximately $6.99 per share. SPT provides a full suite of ship-to-ship transfer services in the oil, gas and dry bulk industries. In addition to full service lightering and lightering support, SPT also provides consultancy, terminal management and project development services. This acquisition establishes the Company as a leading global company in the ship-to-ship transfer business, which is expected to increase the Company’s fee-based revenue and its overall fleet utilization. As at July 31, 2015, SPT owned and operated a fleet of six ship-to-ship support vessels and had one chartered-in Aframax tanker. See note (3) to the table below.

The acquisition of SPT was accounted for using the purchase method of accounting, based upon final estimates of fair value.

The following table summarizes the final estimates of fair values of the SPT assets acquired and liabilities assumed by the Company on the acquisition date. Such estimates of fair value were finalized in the first quarter of 2016 and resulted in an increase in goodwill of $8.1 million and a decrease in intangible assets by $8.4 million from preliminary estimates. Such changes did not have a material impact to the Company’s consolidated statements of income for 2016.

As at
ASSETS	July 31, 2015
Cash, cash equivalents and short-term restricted cash	1,292
Accounts receivable	10,332
Prepaid expenses and other current assets	3,763
Vessels and equipment	6,475
Other assets	143
Intangible assets subject to amortization
Customer relationships (1)	17,901
Customer contracts (1)	4,599
Goodwill	8,059
Total assets acquired	52,564
LIABILITIES
Accounts payable	(3,650)
Accrued liabilities	(3,276)
Total liabilities assumed	(6,926)
Net assets acquired (3)	45,638

(1)
The customer relationships and customer contracts are being amortized over a weighted average amortization period of 10 years and 7.6 years, respectively. As at June 30, 2016, the gross carrying amount, accumulated amortization and net carrying amount were $22.5 million, $3.1 million and $19.4 million, respectively. Amortization of intangible assets following June 30, 2016 is expected to be $1.7 million (remainder of 2016), $3.2 million (2017), $2.9 million (2018), $2.2 million (2019), $2.0 million (2020) and $7.4 million (thereafter).

(2)	Goodwill recognized from this acquisition attributed $1.9 million to the Company’s conventional tanker segment and $6.2 million to the Company’s ship-to-ship transfer segment.

(3)
Prior to the SPT acquisition date, SPT had in-chartered the Explorer Spirit from Teekay, which was acquired by the Company in December 2015. Retroactively adjusting the Company’s consolidated financial statements for the acquisition of the Explorer Spirit has resulted in $1.4 million of the SPT acquisition purchase price being characterized as the settlement of a pre-existing relationship. Such amount has been accounted for as a reduction to revenue on the SPT acquisition date.

Operating results of SPT are reflected in the Company’s consolidated financial statements commencing July 31, 2015, the effective date of acquisition. The following table provides comparative summarized consolidated pro forma financial information for the Company for the quarter ended June 30, 2015, giving effect to the Company’s acquisition of SPT as if it had taken place on January 1, 2015:

	Unaudited	Unaudited
	Pro Forma	Pro Forma
	Three Months Ended	Six Months Ended
	June 30, 2015	June 30, 2015
Revenues	131,558	254,110
Net Income	45,771	85,737
Earnings per common share:
Basic	0.37	0.70
Diluted	0.37	0.70